STOCKHOLDERS’ EQUITY - 10-K	9 Months Ended
Sep. 30, 2023
Class of Stock [Line Items]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITY
Common Stock
In connection with signing the Merger Agreement, Vallon, Private GRI and the Investor entered the Equity SPA pursuant to which the Investor agreed to invest $12,250 in cash and cancel any outstanding principal and accrued interest on the Bridge Notes in return for the issuance of shares of Private GRI’s common stock immediately prior to the consummation of the Merger. Pursuant to the Equity SPA, immediately prior to the Closing, Private GRI issued 6,787,219 shares of Private GRI’s common stock (the Initial Shares) to the Investor and 27,148,877 shares of Private GRI’s common stock (the Additional Shares) into escrow with an escrow agent for net proceeds of $11,704, after deducting offering expenses of $546.
At the closing, pursuant to the Merger, the Initial Shares converted into an aggregate of 253,842 shares of the Company’s common stock and the Additional Shares converted into an aggregate of 1,015,368 shares of the
Company’s common stock. On May 8, 2023, in accordance with the terms of the Equity SPA, the Company and the Investor authorized the escrow agent to, subject to beneficial ownership limitations, disburse to the Investor all of the shares of the Company’s common stock issued in exchange for the Additional Shares.
Redeemable Common Stock
In November 2018, Private GRI entered into an agreement with a stockholder pursuant to which the stockholder had the right to require Private GRI to purchase all or a portion of 7,816 shares of Private GRI’s common stock held by the stockholder for $15.88 per share (the Put Right). The Put Right was exercisable (i) for a period commencing thirty days prior to the day Private GRI completed an equity or debt financing and ending fifteen business days thereafter, or (ii) at any time following a breach of the agreement by Private GRI.
Management assessed the Put Right and determined that (i) it was not freestanding and, therefore, was not required to be classified as a liability and (ii) it could be exercised by the stockholder at any time, which was not within Private GRI’s control. Therefore, the common shares subject to the Put Right were classified in mezzanine equity. In December 2022, the stockholder exercised the Put Right and Private GRI redeemed the 7,816 shares of Private GRI’s common stock for $124 ($15.88 per share). The redeemed shares were retired by Private GRI. The share numbers and exercise or conversion prices in this section of Note 9 entitled “Redeemable Common Stock” reflect the Exchange Ratio retroactively.
Common Stock Warrants
Pursuant to the Equity SPA, on May 8, 2023, the Company issued to the Investor (i) Series A-1 Warrants to purchase 1,269,210 shares of the Company’s common stock at an exercise price of $13.51, (ii) Series A-2 Warrants to purchase 1,142,289 shares of the Company’s common stock at an exercise price of $14.74 , and (iii) Series T Warrants to purchase (x) 814,467 shares of the Company’s common stock at an exercise price of $12.28 and (y) upon exercise of the Series T Warrants, 814,467 additional Series A-1 Warrants and Series A-2 Warrants, each to purchase 814,467 shares of the Company’s common stock at an exercise price of $13.51 and $14.74, respectively (collectively, the Equity Warrants).
The Series A-1 Warrants have a term of 60 months from the date all shares underlying the Series A-1 Warrants are freely tradable. The A-2 warrants have a 2-year term and expire in June 2025. Series T Warrants have a term of 24 months from the date all shares underlying Series T Warrants are freely tradable. As noted in Note 2. Liquidity, the Company may force the exercise of the Series T Warrants subject to the satisfaction of certain equity conditions. The Equity Warrants include certain contingent cashless exercise features and contain certain other rights with regard to asset distributions and fundamental transactions. The exercise price of the Series A-1 Warrants is subject to adjustment for certain dilutive issuances, and all of the Equity Warrants are subject to standard antidilution adjustments. All of the Equity Warrants were outstanding as of September 30, 2023. The Equity Warrants were classified as equity and the allocated fair value of $5,675 is included in additional paid in capital.
Pursuant to the Bridge SPA, upon the funding of each tranche of the Bridge Note, the Investor received the Bridge Warrants. The Bridge Warrants had an exercise price of $1.33 per share, were exercisable at any time on or after the applicable issuance date and had a term of 60 months from the date all shares underlying the Bridge Warrants are freely tradable. Upon the completion of the Merger the Bridge Warrants were exchanged for the Exchange Warrants to purchase an aggregate of 421,589 shares of the Company’s common stock. The Exchange Warrants contain substantively similar terms to the Bridge Warrants, and have an initial exercise price equal to $14.73 per share subject to adjustments for splits and recapitalization events. All of the Bridge Warrants were outstanding as of September 30, 2023. The Bridge Warrants were classified as equity and the allocated fair value of $2,860 is included in additional paid in capital.
In connection with the Closing, Private GRI granted its financial advisor warrants (the Advisor Warrants) to purchase shares of Private GRI’s common stock, which, at the Effective Time, became exercisable for an aggregate of 2,402 shares of the Company’s common stock at an exercise price of $61.39 per share. The Advisor Warrants have a five-year term. All of the Advisor Warrants were outstanding as of September 30, 2023. The Advisor Warrants were classified as equity and the fair value of $18 is included in additional paid in capital.
The Black-Scholes option-pricing model was used to estimate the fair value of the Equity Warrants, the Exchange Warrants and the Advisor Warrants with the following weighted-average assumptions:

Volatility	167.6%
Expected term in years	1.69
Dividend rate	0.0%
Risk-free interest rate	4.37%
As of September 30, 2023, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
8,629	$34.76	November 2023
1,438	$34.76	December 2023
1,142,289	$14.74	June 2025
3,758	$300.00	February 2026
24,667	$28.15	May 2027
1,168	$0.01	July 2027
2,402	$61.39	April 2028
421,590	$14.73	60 months after registration date
1,269,210	$13.51	60 months after registration date
814,467	$12.28	24 months after registration date

Private GRI
Class of Stock [Line Items]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ DEFICIT
Issuance of Common Stock to Investors
In March 2021, the Company issued 76,923 shares of common stock to one investor in exchange for $100 in cash.
Redeemable Common Stock
In November 2018, the Company entered into an agreement with a stockholder pursuant to which the stockholder had the right to require the Company to purchase all or a portion of 209,000 shares of the Company’s common stock held by the stockholder for $0.594 per share (the Put Right). The Put Right was exercisable (i) for a period commencing thirty days prior to the day the Company completed an equity or debt financing and ending fifteen business days thereafter, or (ii) at any time following a breach of the agreement by the Company.
Management assessed the Put Right and determined that (i) it was not freestanding and, therefore, was not required to be classified as a liability and (ii) it could be exercised by the stockholder at any time, which was not within the Company’s control. Therefore, the common shares subject to the Put Right were classified in mezzanine equity as of December 31, 2021. In December 2022, the stockholder exercised the Put Right and the Company redeemed the 209,000 shares of common stock for $124 ($0.594 per share). The redeemed shares were retired by the Company.
Warrants
As of December 31, 2022 and 2021, the Company had 2,720,947 and 1,405,957 warrants outstanding, respectively, the details of which are as follows:

Issuance	Number of Common Shares	Exercise Price	Expiration
November 2018	675,000	$0.01	November 2023
December 2019	461,725	$0.01	December 2024
November 2020	230,770	$1.30	November 2023
December 2020	38,462	$1.30	December 2023
July 2022	62,500	$0.01	July 2027
December 2022	1,252,490	$1.33	March 2028 (Estimate)
The warrants include cashless exercise features, are subject to standard antidilution adjustments, and were issued in connection with debt and equity financings.
Restricted Stock Awards
In April 2015, the Company awarded an aggregate of 3,312,000 shares of restricted common stock to its three co-founders. The awards vest upon the completion of a liquidity event to be defined as a change in control of the Company or the expiration of a lock-up period following the Company’s initial public offering, or, if earlier, upon death or disability of the grantee or the termination by the Company or the Company’s shareholders, as applicable, of the grantee’s service relationship with the Company, whether as an employee, member of the board of directors, or consultant, other than for cause or performance reasons, provided that the grantee is continuously an employee of, director of, or consultant to the Company throughout the period from the grant date to the vesting date.
Compensation cost for these restricted stock awards will be recognized if and when the awards vest based on the consummation of a liquidity event, or, if earlier, upon the death, disability, or termination without cause of the grantee. The compensation cost for the restricted stock award issued to the co-founder who is a Company employee will be based on the grant date fair value of the award which was $1.00 per share. The compensation cost for the restricted stock awards issued to the two co-founders who are nonemployees will be based on the fair value of the awards on the adoption date of ASU No. 2018-07 (January 1, 2018) which was $1.30 per share. The total unrecognized compensation cost for these restricted stock awards was $3,974 as of December 31, 2022.
In March 2021, the Company awarded an aggregate of 644,643 shares of restricted common stock to two employees. The awards vest upon the completion of a liquidity event to be defined as a change in control of the Company or the expiration of a lock-up period following the Company’s initial public offering, or, if earlier, upon death or disability of the grantee or the termination by the Company or the Company’s shareholders, as applicable, of the grantee’s service relationship with the Company, whether as an employee, member of the board of directors, or consultant, other than for cause or performance reasons, provided that the grantee is continuously an employee of, director of, or consultant to the Company throughout the period from the grant date to the vesting date.
Compensation cost for these restricted stock awards will be recognized if and when the awards vest based on the consummation of a liquidity event, or, if earlier, upon the death, disability, or termination without cause of the grantee. The compensation cost for the restricted stock awards will be based on the grant date fair value of the awards which was $1.30 per share. The total unrecognized compensation cost for these restricted stock awards was $838 as of December 31, 2022.
In October 2022, the Company awarded 50,000 shares of restricted common stock under the 2015 Plan, as defined below, to a nonemployee consultant in exchange for investor relations services. The award vests as follows: (i) 12,500 shares vest on the grant date, (ii) 12,500 shares vest on December 31, 2022, (iii) 12,500 shares vest on March 31, 2023, and (iv) 12,500 shares vest on June 30, 2023. As of December 31, 2022, 25,000 shares were vested and 25,000 shares were unvested.
Compensation cost for this restricted stock award is being recognized in the same period and in the same manner as if the Company had paid cash for the services based on the grant date fair value of the award which was $1.00 per share.
Stock-based compensation expense for this restricted stock award was $25 for the year ended December 31, 2022. The unrecognized compensation cost for this award was $25 as of December 31, 2022.
In December 2022, the Company awarded an aggregate of 417,000 shares of restricted common stock to two employees. The awards vest upon the completion of a liquidity event to be defined as a change in control of the Company or the expiration of a lock-up period following the Company’s initial public offering, or, if earlier, upon death or disability of the grantee or the termination by the Company or the Company’s shareholders, as applicable, of the grantee’s service relationship with the Company, whether as an employee, member of the board of directors, or consultant, other than for cause or performance reasons, provided that the grantee is continuously an employee of, director of, or consultant to the Company throughout the period from the grant date to the vesting date.
Stock Options
The Board authorized the 2015 Equity Incentive Plan, as amended, (the 2015 Plan) pursuant to which the Company is authorized to grant incentive stock options, non-qualified stock options, and other stock-based awards to employees, directors, and consultants. The Company is authorized to grant up to 4,689,900 shares of common stock under the 2015 Plan, of which 2,247,525 and 2,297,525 shares remained available for future issuance as of December 31, 2022 and 2021, respectively. The maximum term of a stock option granted under the 2015 Plan cannot exceed 10 years. No stock options were granted, exercised, or forfeited during the years ended December 31, 2022 and 2021.
There were 2,392,375 stock options outstanding as of December 31, 2022 and 2021, all of which were granted in November 2016, have an exercise price of $0.73 per share, and contractually expire in November 2026 or upon termination of service, if earlier. The 1,298,718 options granted with service-based vesting conditions vested ratably over periods of two to three years.
Of the 1,093,657 options granted with performance-based vesting conditions related to future receipts of funding by the Company, 546,829 of these options vested, and the related stock-based compensation was recognized, during a prior year. Achievement of the related performance conditions for the remaining 546,828 options has not been deemed probable and, accordingly, the Company has not recognized any compensation cost for these awards as of December 31, 2022. No stock-based compensation expense for stock options was recognized for the years ended December 31, 2022 and 2021.
There were 1,845,547 vested and exercisable stock options outstanding as of December 31, 2022 and 2021. The aggregate intrinsic value of vested and exercisable stock options outstanding was $1,107 and the remaining contractual term was 3.85 years, as of December 31, 2022. There were 546,828 non-vested stock options outstanding as of December 31, 2022 and 2021. The total unrecognized compensation cost for non-vested stock options outstanding was $279, and the remaining contractual term was 3.85 years, as of December 31, 2022. The non-vested stock options are subject to performance-based vesting conditions related to future receipts of funding by the Company. The unrecognized compensation cost will be recognized if and when it becomes probable that the performance conditions will be achieved.